Shareholders' Equity AOCI Affected Line Item in the Statement of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operation and maintenance	$ (538,592)	$ (516,406)	$ (482,476)
Interest charges	(114,812)	(116,241)	(129,276)
Purchased gas cost	(746,192)	(1,295,675)	(1,722,060)
Income (loss) before income taxes	542,184	495,172	444,943
Income Tax Expense (Benefit)	(196,642)	(189,549)	$ (174,612)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) from continuing operations	(32,262)	(25,450)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operation and maintenance	318	850
Income (loss) before income taxes	318	850
Income Tax Expense (Benefit)	(116)	(310)
Income (loss) from continuing operations	202	540
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) before income taxes	(53,197)	(42,569)
Income Tax Expense (Benefit)	20,733	16,579
Income (loss) from continuing operations	(32,464)	(25,990)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Interest Rate Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest charges	(546)	(853)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Commodity Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Purchased gas cost	$ (52,651)	$ (41,716)